INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 17:	INCOME TAX

A.	Tower Statutory Income Rates and Pillar 2 Model

Pursuant to Amendment 73 to the Israeli Investment Law adopted in 2017 and since Tower is an Israeli industrial company located in Migdal Ha’emek, Israel, it meets the conditions for “Preferred Enterprises” and as such is entitled to an income tax rate of 7.5%.  Any portion of Tower’s taxable income that is not eligible for Preferred Enterprise benefits, if at all, is to be taxed at the Israeli statutory corporate income tax rate of 23%.

In December 2021, the OECD issued the Pillar Two model rules, which introduce a 15% global minimum tax applicable on a jurisdiction-by-jurisdiction basis to multinational corporations with consolidated annual revenue exceeding €750 million. As of December 31, 2025, the rules had been partially enacted in certain jurisdictions in which the Company operates. The Pillar Two model rules include transitional safe harbor provisions which if met allow such corporations to defer the application of the rules for periods that will commence after December 31, 2025. Until December 31, 2025 (inclusive), the Company qualified for the transitional safe harbor provisions in all jurisdictions in which it operates. As such, the Pillar Two model rules did not have an impact on the Company’s consolidated financial statements through December 31, 2025, however, the Company believes it would result in significant additional income taxes for the years 2026 and beyond, mainly with respect to its Israeli operations.

B.	Income Tax Expense, Net

The Company's provision for income tax is affected by income tax in a multinational tax environment. The income tax provision is an estimate determined based on current enacted tax laws and tax rates at each of its geographic locations, with the use of acceptable allocation methodologies based upon the Company’s organizational structure, operations and business mode of work, resulting in applicable taxable income attributable to each of the locations the Company operates in.

The Company’s income tax provision consists of the following for the years ended December 31, 2025, 2024 and 2023:

Details	2025	2024	2023
Current tax expense:
Local	$14,181	$17,431	$-
Foreign	2,392	5,579	13,374
Deferred tax expense (benefit):
Local	17,629	(17,141)	62,748
Foreign	(12,633)	4,336	(10,810)
Income tax expense, net	$21,569	$10,205	$65,312

Details	2025	2024	2023
Profit (loss) before taxes:
Local	$211,122	$242,879	$588,453
Foreign	29,261	(25,452)	(3,611)
Total profit (loss) before taxes	$240,383	$217,427	$584,842

C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of December 31, 2025 and 2024:

Details	2025	2024
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$19,446	$7,397
Employees compensation	10,215	9,675
Accruals and allowances	9,332	11,355
Research and development credit	26,027	24,689
Research and development, including Section 174 under U.S. Internal Revenue Code	18,299	27,732
Lease liabilities	10,629	9,617
Others	722	652
	94,670	91,117
Valuation allowance, see Note 17E below	(24,522)	(31,613)
Deferred tax assets	$70,148	$59,504
Deferred tax liabilities - long-term:
Depreciation and amortization	$(62,184)	$(64,859)
ROU - assets under operating leases	(2,284)	(1,131)
Others	(1,148)	(801)
Deferred tax liabilities	$(65,616)	$(66,791)

Presented in long term deferred tax assets	$13,354	$1,768
Presented in long term deferred tax liabilities	$(8,822)	$(9,055)

D.	Effective Income Tax

The reconciliation of the Israeli statutory income tax rate to the effective tax rate for the years ended December 31, 2025, 2024 and 2023:

Details	2025	Percentages
Tax expense computed at statutory rates, see (*) below	$55,288	23.0%
Foreign tax effects:
U.S
- Changes in valuation allowance, see Note 17E below	(17,742)	(7.4)%
- Other adjustments	(3,761)	(1.6)%
Italy
- Changes in valuation allowance, see Note 17E below	10,651	4.4%
- Foreign currency translation impact	(8,061)	(3.4)%
- Other adjustments	(87)	0%
Other jurisdictions	820	0.3%
Nontaxable or nondeductible items	264	0.1%
Changes in unrecognized tax benefits, see (**) below	16,870	7.0%
Preferred Enterprise benefit in Israel	(32,673)	(13.6)%
Income tax expense	$21,569	8.8%

Details	2024	2023
Tax expense computed at statutory rates, see (*) below	$50,008	$134,514
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit in Israel	(36,588)	(89,487)
Change in valuation allowance, see Note 17E below	11,375	2,697
Permanent differences and other, net	(14,590)	17,588
Income tax expense	$10,205	$65,312

(*) The tax expense was computed based on the Israeli statutory corporate income tax rate of 23%.

(**) The amount is comprised substantially from additions for tax positions relating to prior years.

E.	Net Operating Loss Carryforward

As of December 31, 2025, Tower had no net operating loss carryforward.

As of December 31, 2025, Tower US Holdings had U.S. federal net operating loss carryforwards of approximately $31,000 of which approximately $22,000 does not expire and is subject to an annual taxable income limitation of 80%. The remaining federal tax loss carryforward of $9,000 will expire in 2028, unless previously utilized.

As of December 31, 2025, Tower US Holdings had a California state net operating loss carryforward of approximately $9,000. The state tax loss carryforward will begin to expire in 2029, unless previously utilized.

Tower US Holdings recorded a valuation allowance thereby reducing the federal deferred tax asset balances as of December 31, 2024 and 2023. The valuation allowance was released as of December 31, 2025, re-establishing deferred tax assets balances.

Tower US Holdings recorded a valuation allowance thereby reducing the state deferred tax asset balances as of December 31, 2025, 2024 and 2023.

As of December 31, 2025 TPSCo had immaterial net operating loss carryforward.

As of December 31, 2025, TSIT had net operating loss carryforward of approximately $13,000.

TSIT has recorded a valuation allowance thereby reducing the deferred tax asset balance of the net operating loss carryforward.

F.	Final Tax Assessments

Tower possesses final tax assessments through the year 2021.

Tower US Holdings files a consolidated tax return, including TSNB and TSSA. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

In general, Tower US Holdings is no longer subject to U.S. federal income tax examinations for any of the years before 2021 and state and other U.S. local income tax examinations for any of the years before 2020. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward and to make adjustments up to the amount of the net operating loss carryforward amount.

TPSCo possesses final income tax assessments through the year 2020.

TSIT possesses no final income tax assessments.